Deferred tax assets and liabilities - Unused tax loss (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses	₺ 19,812,716	₺ 16,218,576
Not later than one year
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses	304,911	5,578,042
1-2 years
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses	3,727,680	235,165
2-3 years
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses	2,128,973	3,172,164
3-4 years
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses	6,649,571	828,929
4-5 years
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses	6,463,909	5,546,666
5-6 years
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses	490,921	355,136
6-7 years
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses		441,281
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses	₺ 46,751	₺ 61,193